NOTES PAYABLE - Schedule of Outstanding Debt (Details) - Notes Payable $ in Thousands	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Outstanding principal	$ 43,025
Unamortized discount	(425)
Carrying value of debt	$ 42,600